Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2018
Cash equivalents
Impairments of long lived assets
Advertising and marketing expense	470,199	$ 61,159	119,867	25,000
Legal Proceedings and Loss Contingencies
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Percentage of voting interest acquired					100.00%
BioFirma LLC [Member]
Percentage of voting interest acquired					70.00%